Other Assets (Tables)	6 Months Ended
Jun. 30, 2023
Other Assets
Schedule Other Assets	Other assets
	As of June 30, 2023 (unaudited)	As of December 31, 2022
	(in €)
Non-current other assets
Prepaid expenses	283,784	308,066
Total	283,784	308,066
Current other assets
Prepayments on research & development projects	4,757,771	9,776,505
Prepaid expense	1,146,674	1,841,935
Others	501,422	2,552,071
Total	6,405,867	14,170,511
Total other assets	6,689,651	14,478,577